Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	Aug. 02, 2023
C000243875 [Member]
Account Value [Line Items]
Account Value	$ 11,549	$ 11,136	$ 9,796	$ 9,741	$ 10,000
S&P 500 Index [Member]
Account Value [Line Items]
Account Value	$ 11,650	$ 11,211	$ 10,012	$ 9,841	$ 10,000